FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2026
FAIR VALUE OF FINANCIAL INSTRUMENTS
Schedule of financial assets and liabilities that are measured at fair value

	As of June 30, 2026
Recurring fair value measurement	Fair value	Level 1	Level 2	Level 3
	RMB’000	RMB’000	RMB’000	RMB’000
Assets
–Financial assets at FVTPL	254,704	23,015	2,293	229,396

Schedule of quantitative information for the overseas fund

Sensitivity of
				Range	fair value
				(weighted	to changes in
	Fair value as of	Valuation	Unobservable	average,	unobservable
Description	June 30, 2026	techniques	input	if applicable)	inputs
	RMB’000				RMB’000
Financial assets measured at FVTPL
– Investments in private funds	72,863	Net asset value approach	Net asset value	+/- 5%	3,643

Level 2
FAIR VALUE OF FINANCIAL INSTRUMENTS
Schedule of financial assets at FVTPL

	As of December 31,	As of June 30,
	2025	2026
	RMB’000	RMB’000
Aggregate cost basis	82,323	2,293
Gross unrealized holding gain	61,929	—
Aggregate fair value	144,252	2,293

Schedule of recurring fair value measurements of the fair value hierarchy

	For the six months ended June 30, 2026
	January 1,			Included in		June 30,
	2026	Purchase	Sell	earnings	FX impact	2026
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Assets
Financial assets at FVTPL	144,252	35,001	(175,387)	1,171	(2,744)	2,293

Level 3
FAIR VALUE OF FINANCIAL INSTRUMENTS
Schedule of recurring fair value measurements of the fair value hierarchy

	For the six months ended June 30, 2026
	January 1,			Included in		June 30,
	2026	Purchase	Sell	earnings	FX impact	2026
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Assets
Financial assets at FVTPL	151,309	74,862	—	5,699	(2,474)	229,396